Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Target 2055 Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Target 2055 Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class I shares, which are not reflected in the table or the Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in the underlying fund(s).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of equity, fixed income and cash investments. The Series’ target date (the year in the Series’ name) is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series’ current target allocation among the underlying funds is as follows:
Manning & Napier Blended Asset Conservative Series	0%
Manning & Napier Blended Asset Moderate Series	0%
Manning & Napier Blended Asset Extended Series	0%
Manning & Napier Blended Asset Maximum Series	100%

The Blended Asset Maximum Series invests primarily in common stocks and in investment grade fixed income securities with long-term maturities of 7 to 20 years. The Blended Asset Maximum Series may also invest in non-investment grade securities (junk bonds) and in securities of any maturity. The Blended Asset Maximum Series may invest in U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts, of companies with any market capitalization. In the fixed income portion of the portfolio, the Blended Asset Maximum Series invests primarily in U.S. Treasury securities, and U.S. and foreign mortgage-backed and asset-backed securities and corporate bonds. There are no prescribed limits on the sector allocations of the Blended Asset Maximum Series’ investments and, from time to time, it may focus its investments in one or more sectors.

The Blended Asset Maximum Series may also invest in derivative instruments. The Blended Asset Maximum Series principally writes (sells) options on securities, and buys and sells futures contracts based on fixed income securities, interest rates and currencies.

In general, the portion of the Series invested in equity investments will decrease and the portion invested in fixed income investments will increase as the Series approaches its target date in accordance with a predetermined “glide range”. The graph below represents this glide range and illustrates the ranges of equity and fixed income exposures over time as well as the Series’ position along the glide range as of December 31, 2019. As illustrated below, the Series’ equity allocation range will continue to be reduced, and the Series’ fixed income allocation range will continue to be increased, for five years beyond the Series’ target date. Accordingly, the Series reaches its most conservative range of planned allocation approximately five years after its target date.

At any given time, however, the Series’ actual asset allocation may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders. Further, the Advisor may deviate from the target allocation among underlying funds if circumstances warrant a change. These circumstances may include factors affecting the overall economy or financial markets or factors that specifically relate to the underlying funds, their assets or their asset allocation strategies.

The Series may also invest directly in equity and fixed income securities and cash equivalents, including money market securities.

		The Series is designed to provide investors with investment management, asset allocation and ongoing reallocation over time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no guarantee that the Series will achieve its investment objective. You could experience losses by investing in the Series, including losses near, at, or after the target date. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

The Series is designed for investors who (i) are currently saving for their retirement or other investment goal; (ii) need access to their assets close to the year indicated in the Series’ name; and (iii) are willing to accept the risks associated with the Series’ asset allocation strategy. In general, the Series is expected to be more volatile than the Target Income Series and the Series with target dates closer to the present date, but less volatile than the Series with target dates further in the future.

Asset allocation risk — The Series is subject to asset allocation risk, which is the risk that the selection of the underlying fund and the allocation of the underlying fund's assets among the various asset classes and market segments will cause the Series to underperform other mutual funds with a similar investment objective.

The Series may also invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series’ direct investment in these securities is subject to the same or similar risks as those described for the underlying fund's investment in the same security. Please see “Principal Risks of the Underlying Fund” below for a description of these risks.

Market risk — Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Principal Risks of the Underlying Fund
Through its investment in the Blended Asset Maximum Series, the Series will bear its proportionate share of the expenses of the underlying fund in addition to its own expenses, and will be subject to the risks associated with the underlying fund's investments, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying fund is an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment advisor will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Current market conditions may pose heightened risks for the Series. While interest rates in the U.S. are near historic lows, changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by an underlying fund. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, an underlying fund’s value may fluctuate and/or an underlying fund may experience increased redemptions from shareholders, which may impact an underlying fund’s liquidity or force the underlying fund to sell securities into a declining or illiquid market.

Interest rate risk — Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

Credit risk — Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for lower-rated investment grade securities and junk bonds.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

High-yield securities risk — An underlying fund’s investments in high-yield securities (junk bonds) may subject it to the following additional risks:
  High-yield securities may underperform other sectors of the bond market, or the market as a whole.
  The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.
  An underlying fund’s investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When an underlying fund invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the underlying fund were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Mortgage- and asset-backed securities risks — An underlying fund's investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:
  Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
  Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
Options and futures risk — An underlying fund is subject to the following risks due to its ability to invest in options and futures:
  Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.
  An underlying fund may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the underlying fund’s investments in such contracts may not be as liquid as the underlying fund’s other investments.
Sector focus risk — Because an underlying fund’s investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, an underlying fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity risk — At certain times, a particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

		Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).
Risk Lose Money [Text]	rr_RiskLoseMoney	You could experience losses by investing in the Series, including losses near, at, or after the target date.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2055 Index, and a 2055 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2055 Series’ asset classes based on the midpoints of their respective weighting in the Series’ asset allocation glide range over time. At December 31, 2019, the components of the 2055 Composite Benchmark were as follows: Russell 3000® Index (62%), MSCI ACWI ex USA Index (21%), and Bloomberg Barclays U.S. Aggregate Bond Index (17%). The 2055 Composite Benchmark is provided because it better reflects the asset allocation of the Series over time as compared to the broad-based index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2055 Index, and a 2055 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2055 Series’ asset classes based on the midpoints of their respective weighting in the Series’ asset allocation glide range over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index, the S&P Target Date 2055 Index, and a 2055 Composite Benchmark, which is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2055 Series’ asset classes based on the midpoints of their respective weighting in the Series’ asset allocation glide range over time. At December 31, 2019, the components of the 2055 Composite Benchmark were as follows: Russell 3000® Index (62%), MSCI ACWI ex USA Index (21%), and Bloomberg Barclays U.S. Aggregate Bond Index (17%). The 2055 Composite Benchmark is provided because it better reflects the asset allocation of the Series over time as compared to the broad-based index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.manning-napier.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns Highest (quarter ended 03/31/2019): 13.39% Lowest (quarter ended 12/31/2018): (13.01)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures are shown for one share class only, and would be different for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Target 2055 Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.98%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.78%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.75%	[1],[3]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 930
1 Year	rr_AverageAnnualReturnYear01	28.47%
5 Years	rr_AverageAnnualReturnYear05	8.20%
Since Inception	rr_AverageAnnualReturnSinceInception	11.55%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2012
Target 2055 Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.92%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.72%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[1],[3]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	$ 1,225
2013	rr_AnnualReturn2013	25.45%
2014	rr_AnnualReturn2014	5.32%
2015	rr_AnnualReturn2015	(5.27%)
2016	rr_AnnualReturn2016	4.58%
2017	rr_AnnualReturn2017	23.98%
2018	rr_AnnualReturn2018	(7.04%)
2019	rr_AnnualReturn2019	28.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.01%)
1 Year	rr_AverageAnnualReturnYear01	28.20%
5 Years	rr_AverageAnnualReturnYear05	7.92%
Since Inception	rr_AverageAnnualReturnSinceInception	11.21%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2012
Target 2055 Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.85%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%	[1]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.65%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[1],[3]
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	$ 1,511
1 Year	rr_AverageAnnualReturnYear01	27.83%
5 Years	rr_AverageAnnualReturnYear05	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	10.87%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2012
Target 2055 Series | Return After Taxes on Distributions | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.82%
5 Years	rr_AverageAnnualReturnYear05	6.08%
Since Inception	rr_AverageAnnualReturnSinceInception	9.10%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2012
Target 2055 Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.96%
5 Years	rr_AverageAnnualReturnYear05	5.58%
Since Inception	rr_AverageAnnualReturnSinceInception	8.21%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2012
Target 2055 Series | S&P Target Date 2055 Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.48%
5 Years	rr_AverageAnnualReturnYear05	8.58%
Since Inception	rr_AverageAnnualReturnSinceInception	11.43%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 25, 2012
Target 2055 Series | 2055 Composite Benchmark (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.16%
5 Years	rr_AverageAnnualReturnYear05	8.76%
Since Inception	rr_AverageAnnualReturnSinceInception	10.84%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2012

[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in the underlying fund(s).
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees, do not exceed 0.20% of the average daily net assets of the Class. This contractual waiver is expected to continue indefinitely and may not be amended or terminated by the Advisor without the approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s). The Advisor may receive from a Class the difference between the Class's total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, and the Class's contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, exclusive of Distribution and Service (12b-1) Fees, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[3]	After Fee Waiver and/or Expense Reimbursement
[4]	Performance numbers for the Series and the S&P Target Date Index are calculated from June 25, 2012, the Series' inception date. Performance numbers for the 2055 Composite Benchmark are calculated from June 30, 2012.